Revenue Recognition - Additional Information (Detail) - ColdQuanta, Inc. dba Infleqtion [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2027	Dec. 31, 2026
Disaggregation of Revenue [Line Items]
Revenues	$ 32,464	$ 28,836
Percentage of revenue from government customer	81.00%	80.00%
Contract with customer, receivable, after allowance for credit loss	$ 9,500	$ 4,000
Subsequent Event [Member] | Annual [Member]
Disaggregation of Revenue [Line Items]
Revenue, remaining performance obligation			$ 200	$ 23,400
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,600	3,000
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 28,900	$ 25,900